Financial Risk Management - Disclosure of Customer Finance Fair Value Reconciliation (Parenthetical) (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Customer Finance Reconciliation [Abstract]
Revaluation gain selling and administrative expenses	kr 6
Revaluation loss selling and administrative expenses		kr 209
Net gain from revaluation of customer finance receivables	kr 6
Net loss from revaluation of customer finance receivables		kr 209	kr 15